Contracted concessional assets (Tables)	9 Months Ended
Sep. 30, 2020
Contracted concessional assets [Abstract]
Movements of contracted concessional assets
The detail of contracted concessional assets included in the heading ‘Contracted concessional assets’ as of September 30, 2020 and December 31, 2019 is as follows:

	Balance as of September 30, 2020	Balance as of December 31, 2019
	($ in thousands)
Contracted concessional assets cost	10,576,508	10,384,597
Amortization and impairment	(2,495,863)	(2,223,468)
Total	8,080,645	8,161,129